March 4, 2002

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC 20549

Re: Stonebridge Funds Trust

Stonebridge Growth Fund, Stonebridge Aggressive Growth Fund

File Nos. 2-12893

811-00749

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced funds effective February 28, 2002 do not differ from those filed in the post-effective amendment no. 65 of the same date, which was filed electronically.

Sincerely,

/s/ Derek J. Mullins

Derek J. Mullins

Assistant Treasurer

Enc.